SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

ATM Sales

Subsequent to December 31, 2023, the Company sold 2,217,353 common shares of the Company under the ATM program at an average price of $4.63 per share for gross proceeds of $10,262,236 or net proceeds of $10,021,027, and paid an aggregate commission of $241,209.

Stock Options Expired

Subsequent to December 31, 2023, 6,375 stock options with an exercise price of $6.79 per share and 5,000 stock options with an exercise price of $5.68 per share expired.